SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.11

Exception Level
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan ID	Project	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXXXX	436041512	Nations Direct NonQM Securitization XXXX	Credit	Credit	Active	2: Acceptable with Warnings	0304NJGPQ2I-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX .
XXXXXXX	436041751	Royal Pacific NonQM Securitization	Credit	Credit	Resolved	Resolved	0Y1R0ZM5OPZ-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	Missing lease agreement or other verification of rental income for departing residence. Per the 1003, the departing residence will be rented for $XXX per month. Not including rental income results in a 70.3% DTI.	XX/XX/XXXX: Not cleared. Per lender guidelines, when an Applicant vacates a principal residence in favor of another principal residence a properly executed lease agreement (that is, a lease signed by the Applicant and the lessee) of at least one year’s duration after the loan is closed is required. Evidence of the security deposit and/or evidence the first month’s rent was paid to the homeowner must also be provided. The lease provided reflects the commencement date of XX/XX/XXXX ; however, does not reflect the term to verify it is one year as required. Additionally, evidence of the security deposit and/or evidence of the first month's rent was not provided.
XX/XX/XXXX: Cleared. Copy of lease for $XXX monthly received and bankstatements.	XX/XX/XXXX: Not cleared. Per lender guidelines, when an Applicant vacates a principal residence in favor of another principal residence a properly executed lease agreement (that is, a lease signed by the Applicant and the lessee) of at least one year’s duration after the loan is closed is required. Evidence of the security deposit and/or evidence the first month’s rent was paid to the homeowner must also be provided. The lease provided reflects the commencement date of XX/XX/XXXX ; however, does not reflect the term to verify it is one year as required. Additionally, evidence of the security deposit and/or evidence of the first month's rent was not provided.
														XX/XX/XXXX: Cleared. Copy of lease for $XXX monthly received and bankstatements.
XXXXXXX	436041751	Royal Pacific NonQM Securitization	Credit	Credit	Resolved	Resolved	0Y1R0ZM5OPZ-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Missing 12 months business bank statements used for income calculations. File has only 2 months bank statements for B of A business account #XXX .			XX/XX/XXXX: Cleared. Requested documents provided	XX/XX/XXXX: Cleared. Requested documents provided
XXXXXXX	436041751	Royal Pacific NonQM Securitization	Valuation	Doc Issue	Resolved	Resolved	0Y1R0ZM5OPZ-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	Flood cert is missing from file.			XX/XX/XXXX: Cleared. Requested documentation provided	XX/XX/XXXX: Cleared. Requested documentation provided
XXXXXXX	436041751	Royal Pacific NonQM Securitization	Credit	DTI	Resolved	Resolved	0Y1R0ZM5OPZ-M24IS310	DTI > 60%	* DTI > 60% (Lvl R)	Missing lease agreement or other verification of rental income for departing residence. Per the 1003, the departing residence will be rented for $XXX per month. Not including rental income results in a 70.3% DTI.			XX/XX/XXXX: Cleared. Copy of lease for $XXXX monthly received.	XX/XX/XXXX: Cleared. Copy of lease for $XXXX monthly received.
XXXXXXX	436041751	Royal Pacific NonQM Securitization	Credit	Eligibility	Resolved	Resolved	0Y1R0ZM5OPZ-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Missing lease agreement or other verification of rental income for departing residence. Per the 1003, the departing residence will be rented for $XXX per month. Not including rental income results in a 70.3% DTI.			XX/XX/XXXX: Cleared. Copy of lease for $XXXmonthly received and bankstatements.	XX/XX/XXXX: Cleared. Copy of lease for $XXXmonthly received and bankstatements.
XXXXXXX	436041447	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	15ZD5EGALV5-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Borrowers purchased the subject property with cash in XX/XX/XXXX and now doing a delayed financing. The deed is in the file, but the closing statement was not located in the loan file.			XX/XX/XXXX : Cleared. Received settlement statement from original purchase of home XX/XX/XXXX	XX/XX/XXXX : Cleared. Received settlement statement from original purchase of home XX/XX/XXXX
XXXXXXX	436041447	Nations Direct NonQM Securitization XXXX	Credit	Eligibility	Resolved	Resolved	15ZD5EGALV5-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	For a Bank Statement document type, the middle score of the primary income earner is to be used, per the guidelines. Borrower 1 is the income earner and has a midscore of 717. Per the program parameters, the maximum LTV/CLTV is 75% with a score of 680-719. The subject LTV/CLTV is 76.85%.			XX/XX/XXXX: Cleared. Delayed financing is considered R/T. Max LTV is 80%	XX/XX/XXXX: Cleared. Delayed financing is considered R/T. Max LTV is 80%
XXXXXXX	436041447	Nations Direct NonQM Securitization XXXX	Credit	Eligibility	Resolved	Resolved	15ZD5EGALV5-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	For a Bank Statement document type, the middle score of the primary income earner is to be used, per the guidelines. Borrower 1 is the income earner and has a midscore of 717. Per the program parameters, the maximum LTV/CLTV is 75% with a score of 680-719. The subject LTV/CLTV is 76.85%.			XX/XX/XXXX: Cleared. Delayed financing is considered R/T. Max LTV is 80%	XX/XX/XXXX: Cleared. Delayed financing is considered R/T. Max LTV is 80%
XXXXXXX	436041463	Nations Direct NonQM Securitization XXXX	Compliance	Doc Issue	Resolved	Resolved	2MRZ1CGYPSN-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX XX and per the last revised CD/PCCD issued on XX/XX/XXXX , the loan disbursed on XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX . The defect can be cured by providing the true funding date.		XX/XX/XXXX Final Settlement Statement, PCCD (XX/XX/XXXX) and NRTC were provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041434	Nations Direct NonQM Securitization XXXX	Credit	Credit Worthiness	Resolved	Resolved	33JV2MOGTSC-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Starwood Non-Agency Lending Guidelines dated XX/XX/XXXX p. 50 requires; Any housing reference provided or listed on credit (rent or mortgage) must not be more than 0x60 in the most recent 12 months. However, the borrowers housing history was only verified for 9 months.			XX/XX/XXXX : Cleared. Documentation received.	XX/XX/XXXX : Cleared. Documentation received.
XXXXXXX	436041439	Nations Direct DSCR Securitization XXXX	Credit	Credit	Resolved	Resolved	3DNFMCYCFHF-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan closed in the name of an entity. The file did not include the EIN.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	436041431	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	5T5UADJP5A3-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.		Initial CD dated XX/XX/XXXX and esign	XX/XX/XXXX Cleared. The initial CD dated XX/XX/XXXX resolved the fail.	XX/XX/XXXX Cleared. The initial CD dated XX/XX/XXXX resolved the fail.
XXXXXXX	436041431	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	5T5UADJP5A3-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.		Initial CD dated XX/XX/XXXX and esign	XX/XX/XXXX Cleared. The initial CD dated XX/XX/XXXX resolved the fail.	XX/XX/XXXX Cleared. The initial CD dated XX/XX/XXXX resolved the fail.
XXXXXXX	436041431	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	5T5UADJP5A3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the documentation to verify the Bentley lease in the amount of $XXX is paid by the company.	The borrower has an auto loan with XXX ending in #XXX and XXX ending in #XXX, and several other paid off auto loans within recent years. The borrower has a minimum of two cars as evidenced by these two auto loans, and probably at least two others based on the loans that are paid in full.	XX/XX/XXXX: Not Cleared. Requested proof business pays for vehicle leased through Bentley of $XXX monthly. Received was a lease payment history with a payoff amount and a phone certification that the account was paid in full by underwriter. The car rental lease being paid off, indicates that there was an additional vehicle that would be lease/purchased to take the place of the Bentley and that payment amount should be in DTI or there should be validation that the business has paid the auto in the past and would continue to do so.
XX/XX/XXXX: Cleared. Received explanation that the borrower has 2 additional cars and that the lease would not have to be replaced by the borrowers leaving DTI within guidelines. Guidelines allow DTI between 50 -60% with 6 months reserves or .5% of the loan amount in residual income.	XX/XX/XXXX: Not Cleared. Requested proof business pays for vehicle leased through XXX of $XXX monthly. Received was a lease payment history with a payoff amount and a phone certification that the account was paid in full by underwriter. The car rental lease being paid off, indicates that there was an additional vehicle that would be lease/purchased to take the place of the Bentley and that payment amount should be in DTI or there should be validation that the business has paid the auto in the past and would continue to do so.
														XX/XX/XXXX: Cleared. Received explanation that the borrower has 2 additional cars and that the lease would not have to be replaced by the borrowers leaving DTI within guidelines. Guidelines allow DTI between 50 -60% with 6 months reserves or .5% of the loan amount in residual income.
XXXXXXX	436041515	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	B1COR0F1EMZ-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.		XX/XX/XXXX CD issued XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041433	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	BKTDCKIPGLM-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing a re-inspection for the subject property due to a flooding disaster which occurred XX/XX in the subject area. The subject loan closed XX/XX/XXXX			XX/XX/XXXX : Cleared. Document received.	XX/XX/XXXX : Cleared. Document received.
XXXXXXX	436041429	Nations Direct NonQM Securitization XXXX	Valuation	ValuationWaterfall	Resolved	Resolved	C1I3GVWQOUB-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing additional valuation required, CU score 3.8 .			XX/XX/XXXX Supporting desk review provided.	XX/XX/XXXX Supporting desk review provided.
XXXXXXX	436041429	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	C1I3GVWQOUB-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	The loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The decrease to lender credits on PCCD XX/XX/XXXX was not accepted because the decrease occurred after consummation. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing disclosures with the change. The following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		rate lock extension dated XX/XX/XXXX	XX/XX/XXXX Cleared. The rate lock extension dated XX/XX/XXXX resolved the tolerance fail.	XX/XX/XXXX Cleared. The rate lock extension dated XX/XX/XXXX resolved the tolerance fail.
XXXXXXX	436041749	Royal Pacific NonQM Securitization	Credit	Credit Worthiness	Resolved	Resolved	CQOPDWWWYX1-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	A full 12 months housing payment history is missing from the file as required by Lender Guidelines. Credit report shows 8 months history.		XX/XX/XXXX Lender provided payoff statement, showing no late charges and, 2 months of XXX bank statements	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXXXXX	436041460	Nations Direct NonQM Securitization XXXX	Credit	Income	Resolved	Resolved	DCDZSIYMWLU-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	Less than 2 years self-employment verified. Per the AZ Corporations site and articles of incorpation date is XX/XX/XXXX A CPA/EA letter was not provided.		XX/XX/XXXX lender provided CPA letter, however letter doesnt state how long the CPA firm has been doing their taxes	XX/XX/XXXX Exception remains XX/XX/XXXX: Cleared. Letter from CPA validates that the company has been doing business since XXXX and became a corporation in XX/XX/XXXX meeting guideline requirements.	XX/XX/XXXX Exception remains XX/XX/XXXX: Cleared. Letter from CPA validates that the company has been doing business since XXXX and became a corporation in XX/XX/XXXX meeting guideline requirements.
XXXXXXX	436041747	Royal Pacific NonQM Securitization	Valuation	ValuationWaterfall	Resolved	Resolved	DP50FWSROIF-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	CU score 4.1. Missing secondary valuation to support appraisal value within 10%.			XX/XX/XXXX Second Appraisal in file supporting at $XXX, +1.299 variance	XX/XX/XXXX Second Appraisal in file supporting at $XXX, +1.299 variance
XXXXXXX	436041495	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	E32YPUIGOQB-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	LOE, PCCD, refund check and mailing label.	XX/XX/XXXX not cleared. COC for rate lock extension provided, however, increase in appraisal fee is not supported. Additionally, because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the initial CD was delivered timely.

XX/XX/XXXX Cleared. The LOE, PCCD, refund check and mailing label resolved the violation.	XX/XX/XXXX not cleared. COC for rate lock extension provided, however, increase in appraisal fee is not supported. Additionally, because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the initial CD was delivered timely.

														XX/XX/XXXX Cleared. The LOE, PCCD, refund check and mailing label resolved the violation.
XXXXXXX	436041495	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	E32YPUIGOQB-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX. COC for rate lock extension/pricing update provided.	XX/XX/XXXX cleared. COC for rate lock extension provided.	XX/XX/XXXX cleared. COC for rate lock extension provided.
XXXXXXX	436041495	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	E32YPUIGOQB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject property is on private road, the loan file does not contain a Private Road Maintenance agreement or proof one is not required."			XX/XX/XXXX : Cleared. Documentation recieved HOA responsible for streets.	XX/XX/XXXX : Cleared. Documentation recieved HOA responsible for streets.
XXXXXXX	436041449	Nations Direct DSCR Securitization XXXX	Credit	Doc Issue	Resolved	Resolved	FUTYDTU02VR-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The subject loan amount was $XXX (Pg 409) the title commitment proposed loan amount was $XXX (Pg 376)			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	436041497	Nations Direct DSCR Securitization XXXX	Credit	Credit	Resolved	Resolved	HD42WP4OKYI-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan closed in the name of an entity. The file is missing evidence of the EIN.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	436041446	Nations Direct NonQM Securitization XXXX	Compliance	Disclosures	Resolved	Resolved	IDRMUBRW12L-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.		XX/XX/XXXX SPL was provided	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041446	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	IDRMUBRW12L-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX cleared. Initial CD provided.	XX/XX/XXXX Not cleared. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

 XX/XX/XXXX  Not cleared. Although evidence of receipt for CD issued  XX/XX/XXXX  was provided, a copy of this particular CD is missing and has not been provided for review. At initial loan review, CD issued XX/XX/XXXX  was the only CD provided. Please provide copies of any additional Closing Disclosures.

 XX/XX/XXXX  Not cleared. The documentation provided is not sufficient to resolve the finding. Please provide copy of CD issued  XX/XX/XXXX  and any additional Closing Disclosures. CD issued XX/XX/XXXX  and signed at consummation was received and reviewed.

XX/XX/XXXX cleared. Initial CD provided.

XX/XX/XXXX Not cleared. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

 XX/XX/XXXX  Not cleared. Although evidence of receipt for CD issued  XX/XX/XXXX  was provided, a copy of this particular CD is missing and has not been provided for review. At initial loan review, CD issued XX/XX/XXXX  was the only CD provided. Please provide copies of any additional Closing Disclosures.

 XX/XX/XXXX  Not cleared. The documentation provided is not sufficient to resolve the finding. Please provide copy of CD issued  XX/XX/XXXX  and any additional Closing Disclosures. CD issued XX/XX/XXXX  and signed at consummation was received and reviewed.

XX/XX/XXXX cleared. Initial CD provided.

XXXXXXX	436041446	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	IDRMUBRW12L-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points - Loan Discount Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX SPL was provided	XX/XX/XXXX Not cleared. Although the change appears to be valid, Because the loan failed the initial CD delivery date test) any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

 XX/XX/XXXX  Cleared. The documentation provided is sufficient to resolve the finding.

XX/XX/XXXX Not cleared. Although the change appears to be valid, Because the loan failed the initial CD delivery date test) any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

 XX/XX/XXXX  Cleared. The documentation provided is sufficient to resolve the finding.

XXXXXXX	436041444	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	IQWNYNQRX2X-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the documentation to confirm the payment listed on the credit report for the XXX Home loan included the complete PITI for that property.	XX/XX/XXXX : Not cleared. Received a copy of conditional Loan Approval and property detail report for borrower's primary residence. Neither document confirms if taxes and insurance are included in borrower's primary mortgage payment.
XX/XX/XXXX: Cleared. Received mortgage payment for primary. DTI still exceeds 60% as approved.	XX/XX/XXXX : Not cleared. Received a copy of conditional Loan Approval and property detail report for borrower's primary residence. Neither document confirms if taxes and insurance are included in borrower's primary mortgage payment.
														XX/XX/XXXX: Cleared. Received mortgage payment for primary. DTI still exceeds 60% as approved.
XXXXXXX	436041444	Nations Direct NonQM Securitization XXXX	Credit	Eligibility	Resolved	Resolved	IQWNYNQRX2X-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The Starwood Non-Agency Lending guidelines dated XX/XX/XXXX p. 65 reflects the max DTI is 60%. The subject loans DTI is 67.903%.	XX/XX/XXXX : Not cleared. Received a copy of conditional Loan Approval and property detail report for borrowers primary residence. Neither document addresses the excessive DTI.
XX/XX/XXXX: Not cleared. The first mortgage statement for borrowers primary residence was received to validate monthly piti, DTI remains over 67% vs program max guidelines of 60% with high residual income. The DU in file is a Refer with Caution and not an approval, the actual loan approval was not provided in the loan file and the 1008 did not reflect the addition of the borrowers primary mortgage expense which results in the higher DTI.
XX/XX/XXXX : Cleared. Income is higher based on a 12 month average of bank statements with a 50% cost factor used.	XX/XX/XXXX : Not cleared. Received a copy of conditional Loan Approval and property detail report for borrowers primary residence. Neither document addresses the excessive DTI.
XX/XX/XXXX: Not cleared. The first mortgage statement for borrowers primary residence was received to validate monthly piti, DTI remains over 67% vs program max guidelines of 60% with high residual income. The DU in file is a Refer with Caution and not an approval, the actual loan approval was not provided in the loan file and the 1008 did not reflect the addition of the borrowers primary mortgage expense which results in the higher DTI.
														XX/XX/XXXX : Cleared. Income is higher based on a 12 month average of bank statements with a 50% cost factor used.
XXXXXXX	436041444	Nations Direct NonQM Securitization XXXX	Credit	DTI	Resolved	Resolved	IQWNYNQRX2X-M24IS310	DTI > 60%	* DTI > 60% (Lvl R)	The initial URLA and the 1008 reflect the income as $XXX and the total monthly debt is $XXX The calculated DTI is 67.903%.	XX/XX/XXXX : Not cleared. The first mortgage statement for borrowers primary residence was received to validate monthly piti, DTI remains over 67% vs program max guidelines of 60% with high residual income. The DU in file is a Refer with Caution and not an approval, the actual loan approval was not provided in the loan file and the 1008 did not reflect the addition of the borrowers primary mortgage expense which results in the higher DTI. 0/XXXX: Not cleared. Received a copy of conditional Loan Approval and property detail report for borrowers primary residence. Neither document addresses the excessive DTI.
XX/XX/XXXX : Cleared. Income is higher based on a 12 month average of bank statements with a 50% cost factor used.	XX/XX/XXXX : Not cleared. The first mortgage statement for borrowers primary residence was received to validate monthly piti, DTI remains over 67% vs program max guidelines of 60% with high residual income. The DU in file is a Refer with Caution and not an approval, the actual loan approval was not provided in the loan file and the 1008 did not reflect the addition of the borrowers primary mortgage expense which results in the higher DTI. 0/XXXX: Not cleared. Received a copy of conditional Loan Approval and property detail report for borrowers primary residence. Neither document addresses the excessive DTI.
														XX/XX/XXXX : Cleared. Income is higher based on a 12 month average of bank statements with a 50% cost factor used.
XXXXXXX	436041441	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	J23B5QAMIAJ-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase of the Loan Discount Fee (Points) on PCCD XX/XX/XXXX was not accepted because the change occurred after consummation:XX/XX/XXXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Copy of cancelled check was provided.	XX/XX/XXXX not cleared. The increase of the Loan Discount Fee was not accepted because the change occurred after consummation:XX/XX/XXXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XX/XX/XXXX not cleared. The increase of the Loan Discount Fee was not accepted because the change occurred after consummation:XX/XX/XXXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.

XXXXXXX	436041441	Nations Direct NonQM Securitization XXXX	Compliance	Disclosures	Resolved	Resolved	J23B5QAMIAJ-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl R)	The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application			XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041441	Nations Direct NonQM Securitization XXXX	Compliance	Disclosures	Resolved	Resolved	J23B5QAMIAJ-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.			XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041441	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Active	2: Acceptable with Warnings	J23B5QAMIAJ-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date,XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXX	436041462	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	JLXERJGQMCF-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the Initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fee on XX/XX/XXXX did not reset the baseline: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

In addition, increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount points. Total cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX COC with change date of XX/XX/XXXX was provided.	XX/XX/XXXX Not cleared. The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount points. Total cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

 XX/XX/XXXX  Cleared. The documentation provided is sufficient to resolve finding.

XX/XX/XXXX Not cleared. The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount points. Total cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

 XX/XX/XXXX  Cleared. The documentation provided is sufficient to resolve finding.

XXXXXXX	436041462	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	JLXERJGQMCF-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.		XX/XX/XXXX CD issued XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041466	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	JWQIHC5QB0M-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX COC explanation with change date ofXX/XX/XXXX, CD issued XX/XX/XXXX and e-Consent disclosure were provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041479	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	KVBH0Z4EZLM-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX COC with change dates of XX/XX/XXXX & XX/XX/XXXX were provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve finding.
XXXXXXX	436041432	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	LGTKLY12TMP-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing evidence of Lease agreements or 1040s with Schedule Es for the borrower's investment properties located on XXX. Borrower shows income on the bank statements, however that is not sufficient to verify the accurate rental income. Appraisal in the file does verify the rental income for the subject property.	XX/XX/XXXX provided LOE from the UWer that the rental agreements in the file are acceptable even though they are aged. The state of CA automatically converts month to month tenancy by lawwith no new leases being required to be executed. The borrower has management companies handling his rental properties, the ledger has been provided by the companies	XX/XX/XXXX: Not cleared. Leases for XXX were received. Most were dated from the year XXXX and one was from XXXX. It was noted there was fax date on the leases of XX/XX/XXXX . The subject loan closed XX/XX/XXXX . Leases for XXX were received. One dated XXXX, another that expired in XXXX and one that expired in XXXX. A copy of a 1008 was received.
XX/XX/XXXX Not resolved
 XX/XX/XXXX : Not cleared. Recieved e-mail stating State of California automaticall converts to month to month and management company is handling and the ledger has been provided from management company. The ledger is not in the file. Provide the ledger for review.

XX/XX/XXXX Exception resolved	XX/XX/XXXX: Not cleared. Leases for XXX were received. Most were dated from the year XXXX and one was from XXXX. It was noted there was fax date on the leases of XX/XX/XXXX . The subject loan closed XX/XX/XXXX . Leases for XXX were received. One dated XXXX, another that expired in XXXX and one that expired in XXXX. A copy of a 1008 was received.
XX/XX/XXXX Not resolved
 XX/XX/XXXX : Not cleared. Recieved e-mail stating State of California automaticall converts to month to month and management company is handling and the ledger has been provided from management company. The ledger is not in the file. Provide the ledger for review.

														XX/XX/XXXX Exception resolved
XXXXXXX	436041432	Nations Direct NonQM Securitization XXXX	Credit	Underwriting	Resolved	Resolved	LGTKLY12TMP-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	Missing copy of the 1008 Underwriting Transmittal in the file.			XX/XX/XXXX: Cleared. Documents requested received.	XX/XX/XXXX: Cleared. Documents requested received.
XXXXXXX	436041472	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	LTJZHHCLMYJ-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.		CD dated XX/XX/XXXX	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the delivery date violation.	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the delivery date violation.
XXXXXXX	436041493	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	NNHHRH2TGA5-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		XX/XX/XXXX CD issued XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041493	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	NNHHRH2TGA5-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the Initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Mortgage Broker Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.		XX/XX/XXXX CD issued XX/XX/XXXX and COC (XX/XX/XXXX) were provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041450	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	OKUOESJHOTO-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).

1. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

2. Because the SPL was missing/late, fees in Section C were subject to 10% tolerance. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely.	XX/XX/XXXX LE dated XX/XX/XXXX and additional 1003 provided.	XX/XX/XXXX not cleared. Initial 1003 date originally provided does not agree with updated 1003 provided. Loan Originator signature date discrepancy to be addressed (XX/XX/XXXX vs. XX/XX/XXXX ). Initial LE delivery date test remains. Additionally, Service Provider List was not provided.

XX/XX/XXXX cleared. Lender provided LOE and Statement of Denial, explaining that the application provided by the Broker on XX/XX/XXXX does not belong their transaction. The borrowers then reapplied with the Broker and submitted to Nations Direct on XX/XX/XXXX .	XX/XX/XXXX not cleared. Initial 1003 date originally provided does not agree with updated 1003 provided. Loan Originator signature date discrepancy to be addressed (XX/XX/XXXX vs. XX/XX/XXXX ). Initial LE delivery date test remains. Additionally, Service Provider List was not provided.

														XX/XX/XXXX cleared. Lender provided LOE and Statement of Denial, explaining that the application provided by the Broker on XX/XX/XXXX does not belong their transaction. The borrowers then reapplied with the Broker and submitted to Nations Direct on XX/XX/XXXX .
XXXXXXX	436041450	Nations Direct NonQM Securitization XXXX	Credit	Credit	Resolved	Resolved	OKUOESJHOTO-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX .		XX/XX/XXXX Home Loan Toolkit provided.	XX/XX/XXXX cleared. Home Loan Toolkit provided.	XX/XX/XXXX cleared. Home Loan Toolkit provided.
XXXXXXX	436041450	Nations Direct NonQM Securitization XXXX	Compliance	Disclosures	Resolved	Resolved	OKUOESJHOTO-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl R)	The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX .The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application		XX/XX/XXXX HOC provided.	XX/XX/XXXX cleared. HOC provided.	XX/XX/XXXX cleared. HOC provided.
XXXXXXX	436041450	Nations Direct NonQM Securitization XXXX	Compliance	Disclosures	Resolved	Resolved	OKUOESJHOTO-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.	XX/XX/XXXX Lender provided LOE and Statement of Denial, explaining that the application provided by the Broker on XX/XX/XXXX does not belong their transaction. The borrowers then reapplied with the Broker and submitted to Nations Direct on XX/XX/XXXX .	XX/XX/XXXX not cleared. Initial 1003 date originally provided does not agree with updated 1003 provided. Loan Originator signature date discrepancy to be addressed (XX/XX/XXXX vs. XX/XX/XXXX ).

XX/XX/XXXX Excpetion resolved	XX/XX/XXXX not cleared. Initial 1003 date originally provided does not agree with updated 1003 provided. Loan Originator signature date discrepancy to be addressed (XX/XX/XXXX vs. XX/XX/XXXX ).

														XX/XX/XXXX Excpetion resolved
XXXXXXX	436041450	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	OKUOESJHOTO-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		XX/XX/XXXX Lender provided LOE and Statement of Denial, explaining that the application provided by the Broker on XX/XX/XXXX does not belong their transaction. The borrowers then reapplied with the Broker and submitted to Nations Direct on XX/XX/XXXX . Statement of denail states that the reason for denial was that the borrower's income was insufficient for amount of credit requested	XX/XX/XXXX not cleared. Disclosure Tracking Summary does not indicate eConsent Date. XX/XX/XXXX Exception remains XX/XX/XXXX Exception cleared	XX/XX/XXXX not cleared. Disclosure Tracking Summary does not indicate eConsent Date. XX/XX/XXXX Exception remains XX/XX/XXXX Exception cleared
XXXXXXX	436041477	Nations Direct NonQM Securitization XXXX	Compliance	Disclosures	Resolved	Resolved	P20EOWWXBYS-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.		XX/XX/XXXX Escrow waiver (XX/XX/XXXX) was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	436041742	Royal Pacific NonQM Securitization	Compliance	Compliance	Resolved	Resolved	QPOTK4DURRF-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee $XXX A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX - XXX: This has been handled on the CD @ funding / docs, this is a wet state and on page 3 of the CD it shows the cure. Please see the attached for your reference	XX/XX/XXXX Not cleared. The documentation provided is not sufficient to resolve the finding. The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee XXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). A cost to cure in the amount of $XXX is required

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XX/XX/XXXX Not cleared. The documentation provided is not sufficient to resolve the finding. The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee XXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). A cost to cure in the amount of $XXX is required

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.

XXXXXXX	436041458	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	QY4EWJONNEZ-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.		XX/XX/XXXX Non-borrower signed CD provided	XX/XX/XXXX cleared. Non-borrower signed CD provided.	XX/XX/XXXX cleared. Non-borrower signed CD provided.
XXXXXXX	436041458	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	QY4EWJONNEZ-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Statement datedXX/XX/XXXX does not match the Final CD. The IEAD has a starting balance of $3,004.12 whereas the final CD page 2 and 4 show a stating balance of $XXX. These two must match.		XX/XX/XXXX IEADS dated XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve finding.
XXXXXXX	436041442	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Active	2: Acceptable with Warnings	SLSEOHH0WXI-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXX	436041465	Nations Direct DSCR Securitization XXXX	Credit	Doc Issue	Resolved	Resolved	VA25G3Q3BUY-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The file does not include a title report reflecting the minimum required lender coverage for the subject transaction. A copy of that required document must be obtained and uploaded to the file.			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	436041745	Royal Pacific NonQM Securitization	Credit	Data Integrity	Resolved	Resolved	WTS3EHF5PMB-5Q3KA75U	Data Integrity	* Tape Discrepancy (Lvl R)	**There are some discrepancies with the subject taxes audit verified it to be Subj. Property Taxes Annually XXX XX/XX $XXX Tax Search pg. 472. Lender has subject property taxes of $XXX		XX/XX/XXXX Lender calculated the property taxes based on 1.25% of the purchase price, $XXX=$XXX, the amount of the tax cert is for the seller	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXXXXX	436041448	Nations Direct DSCR Securitization XXXX	Credit	Credit	Resolved	Resolved	XSHERHMTBAY-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The credit report reflects 23 inquiries during the previous 12 months. A letter of explanation addressing whether or not any new accounts were opened is not found in the file. A copy of that required document must be obtained and uploaded to the file.			XX/XX/XXXX: Cleared, not required in the guidelines. No issue	XX/XX/XXXX: Cleared, not required in the guidelines. No issue
XXXXXXX	436041474	Nations Direct DSCR Securitization XXXX	Credit	Credit	Resolved	Resolved	YHBWPQLDD2J-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Copies of the condo project budget and CCRs are not found in the file. Copies of these required documents must be obtained and uploaded to the file.	High Credit Score: 782 FICO/680 Min DSCR: .928 >0.00% required Reserves: 14 Months. 6 months required	XX/XX/XXXX : Cleared, the condo is an established condo which allows for a limited review. The CCR documents are not required.

 XX/XX/XXXX : Not cleared, the lender provided a letter of explanation stating the property is not a condo, but is rather a detached PUD. The 1008 located on page 1 reflects the subject property is a condominium. The appraisal, located on page 280 is on form 1073 for condominiums. The file included a condo rider located on page 474, the legal description, exhibit A of the mortgage confirms the subject property is a condominium. If the subject is not a condo, please provide updated title appraisal and PUD rider accordingly. If the property is a condo, please provide required documentation.

 XX/XX/XXXX : Not cleared, the 1008 located on page 1 reflects the subject property is a condominium. The appraisal, located on page 280 is on form 1073 for condominiums. The file included a condo rider located on page 474, the legal description, exhibit A of the mortgage confirms the subject property is a condominium.
XX/XX/XXXX : Cleared, the condo is an established condo which allows for a limited review. The CCR documents are not required.

 XX/XX/XXXX : Not cleared, the lender provided a letter of explanation stating the property is not a condo, but is rather a detached PUD. The 1008 located on page 1 reflects the subject property is a condominium. The appraisal, located on page 280 is on form 1073 for condominiums. The file included a condo rider located on page 474, the legal description, exhibit A of the mortgage confirms the subject property is a condominium. If the subject is not a condo, please provide updated title appraisal and PUD rider accordingly. If the property is a condo, please provide required documentation.

 XX/XX/XXXX : Not cleared, the 1008 located on page 1 reflects the subject property is a condominium. The appraisal, located on page 280 is on form 1073 for condominiums. The file included a condo rider located on page 474, the legal description, exhibit A of the mortgage confirms the subject property is a condominium.

XXXXXXX	436041475	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	ZITJPQXN3ZW-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Loan discount $XXX and $XXX . A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).			XX/XX/XXXX Condition resolved	XX/XX/XXXX Condition resolved
XXXXXXX	436041475	Nations Direct NonQM Securitization XXXX	Valuation	Data Edit	Active	2: Acceptable with Warnings	ZITJPQXN3ZW-VVWBG0QR	Loan amt on Application differs from Orig Balance	* Loan amount on Application differs from the Original Balance (Lvl 3)	Loan amount per the Note is $XXX The applications provided show the loan amount as $XXX
XXXXXXX	436041478	Nations Direct NonQM Securitization XXXX	Credit	Doc Issue	Resolved	Resolved	ZWSIYAIEXII-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	Missing a full credit report. A credit supplement is in file with no credit scores.			XX/XX/XXXX : Cleared. Document received.	XX/XX/XXXX : Cleared. Document received.
XXXXXXX	436041478	Nations Direct NonQM Securitization XXXX	Compliance	Compliance	Resolved	Resolved	ZWSIYAIEXII-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX COC with change date of XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve finding.